LONG TERM RECEIVABLES AND DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term Investments and Receivables, Net [Abstract]
Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)		$ 1,017
Restricted deposits	$ 64	330
Leasing deposits	55	47
Long-term receivables and deposits, Total	$ 119	$ 1,394